CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES - Summary of debt securities with unrealized losses aggregated by period of continuous unrealized loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months	$ (6)	$ (7)
Total	(6)	(7)
Fair value
Less than 12 Months	31,445	23,183
Total	31,445	23,183
Commercial paper
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months		(4)
Total		(4)
Fair value
Less than 12 Months	19,296	15,059
Total	19,296	15,059
Corporate debt
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months	(2)	(1)
Total	(2)	(1)
Fair value
Less than 12 Months	7,538	3,166
Total	7,538	3,166
Asset-backed
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months	(4)	(2)
Total	(4)	(2)
Fair value
Less than 12 Months	4,611	4,258
Total	$ 4,611	4,258
Non-U.S. securities
Fair value
Less than 12 Months		700
Total		$ 700